Results for the Year - Range of exercise (Details) EquityInstruments in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) EquityInstruments	Dec. 31, 2017 USD ($) EquityInstruments	Dec. 31, 2016 USD ($) EquityInstruments	Nov. 30, 2017 DKK (kr)	Nov. 30, 2017 USD ($)
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding equity awards | EquityInstruments	12,980	14,191	46,895
Dividend yield (%)	0	0	0
Average fair value per option or warrant granted ($)	$ 0.21	$ 10.90	$ 1.18
Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	$ 1.40	$ 0.0016	$ 0.06	kr 0.01	$ 0.0015
Expected volatility (%)	73	64	73
Risk-free interest rate (%)	2.8	(0.7)	(1.2)
Expected life of the equity award (years)	2 years 3 months 18 days	6 months	4 years
Share price	$ 0.53	$ 2.04	$ 1.64
Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	$ 3.77	$ 6.92	$ 2.20		$ 14.13
Expected volatility (%)	86	79	79
Risk-free interest rate (%)	2.9	2.1	1.8
Expected life of the equity award (years)	3 years 3 months 18 days	7 years	5 years
Share price	$ 1.30	$ 2.74	$ 2.20
$0.0015 to $0.12
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding equity awards | EquityInstruments	6,407	7,625	17,878
$0.0015 to $0.12 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	$ 0.0015
$0.0015 to $0.12 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	0.12
$0.75 to $0.95
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding equity awards | EquityInstruments			2,139
$0.75 to $0.95 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	0.75
$0.75 to $0.95 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	$ 0.95
$1.24 to $1.80
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding equity awards | EquityInstruments	186	179	4,635
$1.24 to $1.80 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	$ 1.24
$1.24 to $1.80 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	$ 1.80
$2.09 to $2.83
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding equity awards | EquityInstruments	2,618	2,618	13,037
$2.09 to $2.83 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	$ 2.09
$2.09 to $2.83 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	$ 2.83
$3.05 to $3.77
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding equity awards | EquityInstruments	674	674	6,708
$3.05 to $3.77 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	$ 3.05
$3.05 to $3.77 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	$ 3.77
$4.51 to $6.92
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding equity awards | EquityInstruments	597	597
$4.51 to $6.92 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	$ 4.51
$4.51 to $6.92 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	6.92
$14.13
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	$ 14.13
Outstanding equity awards | EquityInstruments	2,498	2,498	2,498